UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        LUMINUS MANAGEMENT, LLC
Address:     1700 BROADWAY
             38TH FLOOR
             NEW YORK, NEW YORK 10019



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PAUL SEGAL
Title:       PRESIDENT
Phone:       212-615-3450

Signature, Place, and Date of Signing:

   PAUL SEGAL                 NEW YORK, NY              NOVEMBER 15, 2010
  [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            49

Form 13F Information Table Value Total:            $1,196,343
                                                  (thousands)

List of Other Included Managers:                   NONE

FORM 13F INFORMATION TABLE  (3/31/10)

COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4   COLUMN 5            COLUMN 6   COLUMN 7 COLUMN 8
                              TITLE OF                    VALUE      SHRS OR    SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP       (X1000)   PRN AMOUNT PRN CALL DISCRETION MANAGERS SOLE        SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC   COM             02076X102     16,754      407,139 SH         SOLE                407,139     0     0
-------------------------------------------------------

AMERICAN ELEC PWR INC         COM             025537101      5,271      145,499 SH         SOLE                145,499     0     0
-------------------------------------------------------

AMERICAN WTR WKS CO INC NEW   COM             030420103     53,042    2,279,412 SH         SOLE              2,279,412     0     0
-------------------------------------------------------

AVISTA CORP                   COM             05379B107     10,924      523,200 SH         SOLE                523,200     0     0
-------------------------------------------------------

CALPINE CORP                  COM NEW         131347304    135,320   10,869,088 SH         SOLE             10,869,088     0     0
-------------------------------------------------------

CANADIAN SOLAR INC            COM             136635109      7,013      430,244 SH         SOLE                430,244     0     0
-------------------------------------------------------

CENTERPOINT ENERGY INC        COM             15189T107     33,742    2,146,451 SH         SOLE              2,146,451     0     0
-------------------------------------------------------

CMS ENERGY CORP               COM             125896100      6,175      342,662 SH         SOLE                342,662     0     0
-------------------------------------------------------

CONSOL ENERGY INC             COM             20854P109      1,109       30,000 SH         SOLE                 30,000     0     0
-------------------------------------------------------

CONSTELLATION ENERGY GROUP I  COM             210371100     38,285    1,187,506 SH         SOLE              1,187,506     0     0
-------------------------------------------------------

COVANTA HLDG CORP             COM             22282E102      2,507      159,190 SH         SOLE                159,190     0     0
-------------------------------------------------------

DTE ENERGY CO                 COM             233331107      2,673       58,200 SH         SOLE                 58,200     0     0
-------------------------------------------------------

EDISON INTL                   COM             281020107     71,975    2,092,898 SH         SOLE              2,092,898     0     0
-------------------------------------------------------

EL PASO CORP                  COM             28336L109     11,921      962,951 SH         SOLE                962,951     0     0
-------------------------------------------------------

ENTERGY CORP NEW              COM             29364G103      7,408       96,800 SH         SOLE                 96,800     0     0
-------------------------------------------------------

FIRST SOLAR INC               COM             336433107     13,775       93,482 SH         SOLE                 93,482     0     0
-------------------------------------------------------

FIRSTENERGY CORP              CALL            337932107      8,479      220,000     CALL   SOLE                220,000     0     0
-------------------------------------------------------

FIRSTENERGY CORP              CALL            337932107     14,260      370,000     CALL   SOLE                370,000     0     0
-------------------------------------------------------

FIRSTENERGY CORP              CALL            337932107     31,603      820,000     CALL   SOLE                820,000     0     0
-------------------------------------------------------

FIRSTENERGY CORP              COM             337932107     17,844      462,989 SH         SOLE                462,989     0     0
-------------------------------------------------------

INTERNATIONAL COAL GRP INC N  COM             45928H106      6,700    1,259,479 SH         SOLE              1,259,479     0     0
-------------------------------------------------------

LDK SOLAR CO LTD              SPONSORED ADR   50183L107        517       50,300 SH         SOLE                 50,300     0     0
-------------------------------------------------------

MASSEY ENERGY CORP            COM             576206106      9,082      292,763 SH         SOLE                292,763     0     0
-------------------------------------------------------

MASTEC INC                    COM             576323109        338       32,709 SH         SOLE                 32,709     0     0
-------------------------------------------------------

MIRANT CORP NEW               COM             60467R100      6,980      700,767 SH         SOLE                700,767     0     0
-------------------------------------------------------

MYR GROUP INC DEL             COM             55405W104        489       29,850 SH         SOLE                 29,850     0     0
-------------------------------------------------------

NISOURCE INC                  COM             65473P105     22,909    1,316,600 SH         SOLE              1,316,600     0     0
-------------------------------------------------------

NV ENERGY INC                 COM             67073Y106     28,336    2,154,799 SH         SOLE              2,154,799     0     0
-------------------------------------------------------

ORMAT TECHNOLOGIES INC        COM             686688102      4,291      147,110 SH         SOLE                147,110     0     0
-------------------------------------------------------

PG&E CORP                     COM             69331C108     49,485    1,089,492 SH         SOLE              1,089,492     0     0
-------------------------------------------------------

PPL CORP                      COM             69351T106     76,202    2,798,473 SH         SOLE              2,798,473     0     0
-------------------------------------------------------

PRIMORIS SVCS CORP            COM             74164F103        113       17,300 SH         SOLE                 17,300     0     0
-------------------------------------------------------

PROGRESS ENERGY INC           COM             743263105     28,352      638,281 SH         SOLE                638,281     0     0
-------------------------------------------------------

PUBLIC SVC ENTERPRISE GROUP   COM             744573106      6,831      206,498 SH         SOLE                206,498     0     0
-------------------------------------------------------

QEP RES INC                   COM             74733V100      9,804      325,267 SH         SOLE                325,267     0     0
-------------------------------------------------------

RENESOLA LTD                  SPONS ADS       75971T103     21,830    1,746,439 SH         SOLE              1,746,439     0     0
-------------------------------------------------------

RRI ENERGY INC                COM             74971X107         49       13,800 SH         SOLE                 13,800     0     0
-------------------------------------------------------

SOUTHERN CO                   COM             842587107      2,048       55,000 SH         SOLE                 55,000     0     0
-------------------------------------------------------

SOUTHWEST GAS CORP            COM             844895102     11,896      354,144 SH         SOLE                354,144     0     0
-------------------------------------------------------

SPDR S&P 500 ETF TR           PUT             78462F103     49,076      430,000     PUT    SOLE                430,000     0     0
-------------------------------------------------------

SPDR S&P 500 ETF TR           PUT             78462F103     70,761      620,000     PUT    SOLE                620,000     0     0
-------------------------------------------------------

SPDR S&P 500 ETF TR           PUT             78462F103     58,206      510,000     PUT    SOLE                510,000     0     0
-------------------------------------------------------

SUNPOWER CORP                 CALL            867652109      6,048      420,000     CALL   SOLE                420,000     0     0
-------------------------------------------------------

SUNPOWER CORP                 COM CL B        867652307      2,380      171,700 SH         SOLE                171,700     0     0
-------------------------------------------------------

TRANSALTA CORP                COM             89346D107    106,540    4,983,140 SH         SOLE              4,983,140     0     0
-------------------------------------------------------

TRINA SOLAR LIMITED           SPON ADR        89628E104     11,522      381,763 SH         SOLE                381,763     0     0
-------------------------------------------------------

UNISOURCE ENERGY CORP         COM             909205106     70,618    2,112,416 SH         SOLE              2,112,416     0     0
-------------------------------------------------------

WALTER ENERGY INC             COM             93317Q105     12,979      159,665 SH         SOLE                159,665     0     0
-------------------------------------------------------

XCEL ENERGY INC               COM             98389B100     31,882    1,388,000 SH         SOLE              1,388,000     0     0
-------------------------------------------------------



                                                    ---------------                                         -----------
                                                         1,196,343                                          48,103,466
                                                    ===============                                         ===========
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